Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Cash Paid	$ 1.50	$ 1.0	$ 0.25